INVENTORIES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
INVENTORIES [Abstract]
Raw materials	$ 26,474,521	$ 16,521,066
Work-in-progress	168,612	153,666
Finished goods	633,088	3,463,169
Inventories	$ 27,276,221	$ 20,137,901